COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES

NOTE 9:-	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Lease commitments:

The facilities of the Group are leased under various operating lease agreements, which expire on various dates, the latest of which is on May 31, 2022. Aggregate minimum rental payments under non-cancelable operating leases as of December 31, 2016 and for each succeeding fiscal year indicated below are (in the aggregate) as follows:

2017	$4,865
2018	3,896
2019	3,222
2020	1,828
2021	668

$14,479

Total rent expenses for the years ended December 31, 2014, 2015 and 2016 were $ 4,628, $ 4,998 and $ 5,377 respectively (see also Note 15b).

b.	Litigation:

1.
On August 29, 2013, F5 Networks, Inc. (“F5”) filed an amended answer and counterclaim in an action brought by Radware against F5 on May 1, 2013 for infringement of three Radware’s patents regarding link load balancing technology. The Company prevailed in its affirmative case at trial, resulting in a damages award of $6,871 plus costs. The Court also permanently enjoined F5 from infringing Radware’s patents-in-suit. In its counterclaim, F5 alleged infringement of four F5 patents related to cookie persistence technology by Radware. In particular, while F5 acknowledged that the Company is licensed to each of the F5 patents-in-suit, F5 contends that the Company’s AppDirector and Alteon product lines perform unlicensed modes of the patents-in-suit. F5’s counterclaim further alleged trade libel and unfair competition resulting from statements allegedly made by the company asserting that F5 is responsible for certain internet service problems at major banks, including the Bank of America. On December 6, 2013, the Company filed an answer denying the allegations in F5’s counterclaims. On June 26, 2014, pursuant to the parties’ joint stipulation, the Court dismissed with prejudice F5’s patent infringement counterclaim with respect to the Company’s AppDirector product line.

In June 2015, in response to the Company’s Summary Judgment Motion, F5 conceded that the current version of Alteon does not infringe any of the F5 patents-in-suit and that its allegations are limited to a previous version of Alteon. On January 7, 2016, pursuant to the parties’ joint stipulation, the Court dismissed with prejudice F5’s trade libel and unfair competition counterclaims. On May 9, 2016, F5 accepted the Company offer for judgment of $40 for all of F5’s remaining claims and on September 7, 2016 the Court entered judgment in the same amount. After judgment, both Radware and F5 appealed other portions of the judgment to the Federal Circuit. F5 appealed the judgment for Radware, while Radware appealed orders that limited the amount of damages and the scope of the permanent injunction. Accordingly the awarded amount was not recorded as of December 31, 2016. Oral hearing on the appeal has not yet been scheduled. F5 has posted a bond with the Court for the entire judgment amount in favor of Radware.

2.
On April 4, 2016, F5  filed a lawsuit against the Company in the United States District Court for the Western District of Washington, alleging infringement of three U.S. patents of F5 relating to its ADC and WAF products.  The Company denies that any of its products infringe any valid claims of the asserted F5 patents and it intends to continue to vigorously oppose F5’s claims.  On December 16, 2016, the Company filed an amended counterclaim in this action for patent infringement of a recently issued Radware patent directed to outbound link load balancing.  However, since discovery and litigation is still in a preliminary stage, the Company cannot estimate what impact, if any, the litigation may have on its results of operations, financial condition or cash flows.

3.
On January 17, 2014, CRFD Research Inc. ("CRFD") filed a patent infringement complaint in the District of Delaware against Level 3 Communications LLC ("Level 3"), a reseller of products of Strangeloop Networks, the Canadian-based company that the Company acquired in 2013..  On January 21, 2014, Level 3 requested indemnification from Strangeloop seeking indemnification for patent infringement claims brought by CRFD against Level 3.  The Company has agreed to indemnify and defend Level 3 in this action.  On May 12, 2014, the District Court in Delaware granted the parties Stipulation of Dismissal with Prejudice dismissing the complaint against Level 3.

4.
From time to time, the Company is party to other various legal proceedings, claims and litigation that arise in the normal course of business. It is the opinion of management that the ultimate outcome of these matters will not have a material adverse effect on the Company's financial position, results of operations or cash flows and believes that it had provided an adequate accrual to cover the costs to resolve the aforementioned legal proceedings, demands and claims.